PROPERTY AND CASUALTY COMPANIES —ASSOCIATION EDITION

QUARTERLY STATEMENT
AS OF SEPTEMBER 30, 2007
OF THE CONDITION AND AFFAIRS OF THE

CIFG Assurance North America, Inc.

NAIC Group Code	0000	,	0000	NAIC Company Code	25771	Employer's ID Number	75-1331566
	(Current Period)		(Prior Period)
Organized under the Laws of	New York	,	State of Domicile or Port of Entry	New York
Country of Domicile	United States of America
Incorporated/Organized	03/05/2003	Commenced Business	04/11/2003
Statutory Home Office	825 Third Avenue	,	New York, NY 10022-7519
	(Street and Number)		(City or Town, State and Zip Code)
Main Administrative Office	825 Third Avenue	New York, NY 10022-7519	212-909-3939
	(Street and Number)	(City or Town, State and Zip Code)	(Area Code) (Telephone Number)
Mail Address	825 Third Avenue	,	New York, NY 10022-7519
	(Street and Number or P.O. Box)		(City or Town, State and Zip Code)
Primary Location of Books and Records	825 Third Avenue	New York, NY 10022-7519	212-390-3931
	(Street and Number)	(City or Town, State and Zip Code)	(Area Code) (Telephone Number)
Internet Website Address	www.cifg.com
Statutory Statement Contact	Lori Ann Pitta	212-390-3931
	(Name)	(Area Code) (Telephone Number) (Extension)
l.pitta@cifg.com	212-390-0400
(E-Mail Address)	(Fax Number)
Policyowner Relations Contact	825 Third Avenue	New York, NY 10022-7519	212-909-3939
	(Street and Number)	(City or Town, State and Zip Code)	(Area Code) (Telephone Number) (Extension)

OFFICERS

Name		Title	Name		Title
Jacques Raymond Laurent Rolfo	,	President	Jin Zhai	,	Secretary
James Joseph O'Keefe III	,	Treasurer		,

OTHER OFFICERS

DIRECTORS OR TRUSTEES

Jean-Jacques Marcelin Bonnaud	Michel Georges Crouhy	Marc de Champs de Saint Lèger de Brèchard	Robert Matthew Drillings
Andrew Richard Dym	Steven Neil Klein	Michael Stuart Knopf	Paul Christopher Kwiatkoski
Paul Christian Meyer	James Joseph O'Keefe III	Anthony Andre Orsatelli	Jean-Paul Oudet
John Salvatore Pizzarelli	Jacques Raymond Laurent Rolfo	Charles Edward Webster Jr.

State of	New York
ss
County of	New York

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC Annual Statement Instructions and Accounting Practices and Procedures manual except to the extent that: (1) state law may differ; or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.

Jacques Raymond Laurent Rolfo	Jin Zhai	James Joseph O'Keefe III
President	Secretary	Treasurer

Subscribed and sworn to before me this	a.	Is this an original filing?	Yes ☒ No ☐
day of	b.	If no,
1. State the amendment number
2. Date filed
3. Number of pages attached

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

ASSETS

		Current Statement Date			4
		1	2	3
		Assets	Nonadmitted Assets	Net Admitted Assets (Cols. 1 - 2)	December 31 Prior Year Net Admitted Assets
1.	Bonds	144,395,290		144,395,290	136,241,233
2.	Stocks:
	2.1 Preferred stocks			0	0
	2.2 Common stocks			0	0
3.	Mortgage loans on real estate:
	3.1 First liens			0	0
	3.2 Other than first liens			0	0
4.	Real estate:
	4.1 Properties occupied by the company (less $ encumbrances)			0	0
	4.2 Properties held for the production of income (less $ encumbrances)			0	0
	4.3 Properties held for sale (less $ encumbrances)			0	0
5.	Cash ($ 1,172,715 ), cash equivalents ($ 27,714,026 ) and short-term investments ($ 518,461 )	29,405,202		29,405,202	40,655,870
6.	Contract loans, (including $ premium notes)			0	0
7.	Other invested assets	0	0	0	0
8.	Receivables for securities			0	0
9.	Aggregate write-ins for invested assets	0	0	0	0
10.	Subtotals, cash and invested assets (Lines 1 to 9)	173,800,492	0	173,800,492	176,897,103
11.	Title plants less $ charged off (for Title insurers only)			0	0
12.	Investment income due and accrued	1,734,907		1,734,907	1,748,283
13.	Premiums and considerations:
	13.1 Uncollected premiums and agents’ balances in the course of collection	1,148,399	254,561	893,838	1,099,022
	13.2 Deferred premiums, agents’ balances and installments booked but deferred and not yet due (including $ earned but unbilled premiums)	12,765,186		12,765,186	10,190,029
	13.3 Accrued retrospective premiums			0	0
14.	Reinsurance:
	14.1 Amounts recoverable from reinsurers			0	0
	14.2 Funds held by or deposited with reinsured companies			0	0
	14.3 Other amounts receivable under reinsurance contracts			0	0
15.	Amounts receivable relating to uninsured plans			0	0
16.1	Current federal and foreign income tax recoverable and interest thereon	124,207		124,207	124,207
16.2	Net deferred tax asset	16,141,292	15,351,371	789,921	1,322,758
17.	Guaranty funds receivable or on deposit			0	0
18.	Electronic data processing equipment and software			0	0
19.	Furniture and equipment, including health care delivery assets ($ )			0	0
20.	Net adjustment in assets and liabilities due to foreign exchange rates			0	0
21.	Receivables from parent, subsidiaries and affiliates			0	0
22.	Health care ($ ) and other amounts receivable			0	0
23.	Aggregate write-ins for other than invested assets	399,304	0	399,304	0
24.	Total assets excluding Separate Accounts, Segregated Accounts and Protected Cell Accounts (Lines 10 to 23)	206,113,787	15,605,932	190,507,855	191,381,402
25.	From Separate Accounts, Segregated Accounts and Protected Cell Accounts			0	0
26.	Total (Lines 24 and 25)	206,113,787	15,605,932	190,507,855	191,381,402
	DETAILS OF WRITE-INS
0901.
0902.
0903.
0998.	Summary of remaining write-ins for Line 9 from overflow page	0	0	0	0
0999.	Totals (Lines 0901 through 0903 plus 0998)(Line 9 above)	0	0	0	0
2301.	Prepaid - Premium Taxes	259,304		259,304	0
2302.	State Income Taxes Recoverable	140,000		140,000	0
2303.
2398.	Summary of remaining write-ins for Line 23 from overflow page	0	0	0	0
2399.	Totals (Lines 2301 through 2303 plus 2398)(Line 23 above)	399,304	0	399,304	0

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

LIABILITIES, SURPLUS AND OTHER FUNDS

		1	2
		Current Statement	December 31, Prior Year
1.	Losses (current accident year $ 71,278 )	71,278	0
2.	Reinsurance payable on paid losses and loss adjustment expenses		0
3.	Loss adjustment expenses	4,945	0
4.	Commissions payable, contingent commissions and other similar charges	173,123	141,307
5.	Other expenses (excluding taxes, licenses and fees)	246,183	286,124
6.	Taxes, licenses and fees (excluding federal and foreign income taxes)		1,003,965
7.1	Current federal and foreign income taxes (including $ on realized capital gains (losses))		0
7.2	Net deferred tax liability		0
8.	Borrowed money $ and interest thereon $		0
9.	Unearned premiums (after deducting unearned premiums for ceded reinsurance of $ 219,130,751 and including warranty reserves of $ )	41,155,929	38,943,921
10.	Advance premium		0
11.	Dividends declared and unpaid:
	11.1 Stockholders		0
	11.2 Policyholders		0
12.	Ceded reinsurance premiums payable (net of ceding commissions)	4,037,940	6,462,900
13.	Funds held by company under reinsurance treaties		0
14.	Amounts withheld or retained by company for account of others	970,016	0
15.	Remittances and items not allocated	1,310,787	803,883
16.	Provision for reinsurance		0
17.	Net adjustments in assets and liabilities due to foreign exchange rates		0
18.	Drafts outstanding		0
19.	Payable to parent, subsidiaries and affiliates	9,564,754	10,606,320
20.	Payable for securities		0
21.	Liability for amounts held under uninsured plans		0
22.	Capital notes $ and interest thereon $		0
23.	Aggregate write-ins for liabilities	35,282,747	29,312,916
24.	Total liabilities excluding protected cell liabilities (Lines 1 through 23)	92,817,704	87,561,335
25.	Protected cell liabilities		0
26.	Total liabilities (Lines 24 and 25)	92,817,704	87,561,335
27.	Aggregate write-ins for special surplus funds	0	0
28.	Common capital stock	19,700,000	19,700,000
29.	Preferred capital stock		0
30.	Aggregate write-ins for other than special surplus funds	0	0
31.	Surplus notes		0
32.	Gross paid in and contributed surplus	120,925,326	120,925,326
33.	Unassigned funds (surplus)	(42,935,175)	(36,805,259)
34.	Less treasury stock, at cost:
	34.1 shares common (value included in Line 28 $ )		0
	34.2 shares preferred (value included in Line 29 $ )		0
35.	Surplus as regards policyholders (Lines 27 to 33, less 34)	97,690,151	103,820,067
36.	TOTALS	190,507,855	191,381,402
	DETAILS OF WRITE-INS
2301.	Deferred ceding commission	19,098,756	17,482,117
2302.	Contingency reserves	14,980,670	10,597,386
2303.	Deferred commitment fees	1,203,322	1,233,414
2398.	Summary of remaining write-ins for Line 23 from overflow page	0	0
2399.	Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)	35,282,747	29,312,916
2701.
2702.
2703.
2798.	Summary of remaining write-ins for Line 27 from overflow page	0	0
2799.	Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)	0	0
3001.
3002.
3003.
3098.	Summary of remaining write-ins for Line 30 from overflow page	0	0
3099.	Totals (Lines 3001 thru 3003 plus 3098) (Line 30 above)	0	0

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

STATEMENT OF INCOME

		1	2	3
		Current Year to Date	Prior Year to Date	Prior Year Ended December 31
	UNDERWRITING INCOME
1.	Premiums earned:
	1.1 Direct (written $ 58,718,679 )	40,264,706	27,063,823	37,566,731
	1.2 Assumed (written $ 2,101,079 )	3,303,579	3,584,236	4,545,941
	1.3 Ceded (written $ 53,518,059 )	38,218,250	26,599,152	36,592,744
	1.4 Net (written $ 7,301,699 )	5,350,036	4,048,907	5,519,928

	DEDUCTIONS:

2.	Losses incurred (current accident year $ 71,278 ):
	2.1 Direct	712,784	0	0
	2.2 Assumed		0
	2.3 Ceded	641,506	0
	2.4 Net	71,278	0	0
3.	Loss expenses incurred	4,945	0	0
4.	Other underwriting expenses incurred	13,057,034	9,365,409	14,410,129
5.	Aggregate write-ins for underwriting deductions	0	0	0
6.	Total underwriting deductions (Lines 2 through 5)	13,133,257	9,365,409	14,410,129
7.	Net income of protected cells		0	0
8.	Net underwriting gain or (loss) (Line 1.4 minus Line 6 + Line 7)	(7,783,222)	(5,316,502)	(8,890,201)

	INVESTMENT INCOME

9.	Net investment income earned	5,770,710	4,815,535	6,665,000
10.	Net realized capital gains (losses) less capital gains tax of $	359,050	(223,440)	(122,426)
11.	Net investment gain (loss) (Lines 9 + 10)	6,129,760	4,592,095	6,542,574

	OTHER INCOME

12.	Net gain or (loss) from agents' or premium balances charged off (amount recovered $ amount charged off $ )		0	0
13.	Finance and service charges not included in premiums		0	0
14.	Aggregate write-ins for miscellaneous income	167,338	244,915	421,465
15.	Total other income (Lines 12 through 14)	167,338	244,915	421,465
16.	Net income before dividends to policyholders after capital gains tax and before all other federal and foreign income taxes (Lines 8 + 11 + 15)	(1,486,124)	(479,492)	(1,926,162)
17.	Dividends to policyholders		0	0
18.	Net income, after dividends to policyholders after capital gains tax and before all other federal and foreign income taxes (Line 16 minus Line 17)	(1,486,124)	(479,492)	(1,926,162)
19.	Federal and foreign income taxes incurred		228,000	169,500
20.	Net income (Line 18 minus Line 19)(to Line 22)	(1,486,124)	(707,492)	(2,095,662)

	CAPITAL AND SURPLUS ACCOUNT

21.	Surplus as regards policyholders, December 31 prior year	103,820,068	108,574,553	108,574,553
22.	Net income (from Line 20)	(1,486,124)	(707,492)	(2,095,662)
23.	Net transfers (to) from Protected Cell accounts		0	0
24.	Change in net unrealized capital gains or (losses) less capital gains tax of $		0	0
25.	Change in net unrealized foreign exchange capital gain (loss)	359,041	333,842	381,098
26.	Change in net deferred income tax	2,018,720	656,524	2,298,715
27.	Change in nonadmitted assets	(2,638,270)	(763,082)	(1,057,415)
28.	Change in provision for reinsurance		0	0
29.	Change in surplus notes		0	0
30.	Surplus (contributed to) withdrawn from protected cells		0	0
31.	Cumulative effect of changes in accounting principles		0	0
32.	Capital changes:
	32.1 Paid in		0	0
	32.2 Transferred from surplus (Stock Dividend)		0	0
	32.3 Transferred to surplus		0	0
33.	Surplus adjustments:
	33.1 Paid in		0	0
	33.2 Transferred to capital (Stock Dividend)		0	0
	33.3 Transferred from capital		0	0
34.	Net remittances from or (to) Home Office		0	0
35.	Dividends to stockholders		0	0
36.	Change in treasury stock		0	0
37.	Aggregate write-ins for gains and losses in surplus	(4,383,284)	(2,671,175)	(4,281,222)
38.	Change in surplus as regards policyholders (Lines 22 through 37)	(6,129,917)	(3,151,383)	(4,754,486)
39.	Surplus as regards policyholders, as of statement date (Lines 21 plus 38)	97,690,151	105,423,171	103,820,068
	DETAILS OF WRITE-INS
0501.
0502.
0503.
0598.	Summary of remaining write-ins for Line 5 from overflow page	0	0	0
0599.	Totals (Lines 0501 thru 0503 plus 0598) (Line 5 above)	0	0	0
1401.	Fee Income	169,940	92,904	217,208
1402.	Foreign exchange (loss)/gain	(2,602)	152,011	204,257
1403.
1498.	Summary of remaining write-ins for Line 14 from overflow page	0	0	0
1499.	Totals (Lines 1401 thru 1403 plus 1498) (Line 14 above)	167,338	244,915	421,465
3701.	Change in contingency reserve	(4,383,284)	(2,671,175)	(4,281,222)
3702.
3703.
3798.	Summary of remaining write-ins for Line 37 from overflow page	0	0	0
3799.	Totals (Lines 3701 thru 3703 plus 3798) (Line 37 above)	(4,383,284)	(2,671,175)	(4,281,222)

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

CASH FLOW

		1	2
		Current Year To Date	Prior Year Ended December 31

1.	Premiums collected net of reinsurance	3,054,056	4,423,253
2.	Net investment income	5,944,459	6,655,845
3.	Miscellaneous income	122,398	1,242,008
4.	Total (Lines 1 to 3)	9,120,913	12,321,106
5.	Benefits and loss related payments	0	0
6.	Net transfers to Separate Accounts, Segregated Accounts and Protected Cell Accounts	0	0
7.	Commissions, expenses paid and aggregate write-ins for deductions	12,854,082	1,920,793
8.	Dividends paid to policyholders	0	0
9.	Federal and foreign income taxes paid (recovered) net of $ tax on capital gains (losses)	0	293,707
10.	Total (Lines 5 through 9)	12,854,082	2,214,500
11.	Net cash from operations (Line 4 minus Line 10)	(3,733,169)	10,106,606

	Cash from Investments

12.	Proceeds from investments sold, matured or repaid:
	12.1 Bonds	46,994,600	36,472,000
	12.2 Stocks	0	0
	12.3 Mortgage loans	0	0
	12.4 Real estate	0	0
	12.5 Other invested assets	0	0
	12.6 Net gains or (losses) on cash, cash equivalents and short-term investments	91,188	336,890
	12.7 Miscellaneous proceeds	0	4,000,000
	12.8 Total investment proceeds (Lines 12.1 to 12.7)	47,085,788	40,808,890
13.	Cost of investments acquired (long-term only):
	13.1 Bonds	54,603,287	38,299,313
	13.2 Stocks	0	0
	13.3 Mortgage loans	0	0
	13.4 Real estate	0	0
	13.5 Other invested assets	0	0
	13.6 Miscellaneous applications	0	0
	13.7 Total investments acquired (Lines 13.1 to 13.6)	54,603,287	38,299,313
14.	Net increase (or decrease) in contract loans and premium notes	0	0
15.	Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)	(7,517,499)	2,509,577

	Cash from Financing and Miscellaneous Sources

16.	Cash provided (applied):
	16.1 Surplus notes, capital notes	0	0
	16.2 Capital and paid in surplus, less treasury stock	0	0
	16.3 Borrowed funds	0	0
	16.4 Net deposits on deposit-type contracts and other insurance liabilities		0
	16.5 Dividends to stockholders	0	0
	16.6 Other cash provided (applied)	0	0
17.	Net cash from financing and miscellaneous sources (Line 16.1 through Line 16.4 minus Line 16.5 plus Line 16.6)	0	0

	RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18.	Net change in cash, cash equivalents and short-term investments (Line 11, plus Lines 15 and 17)	(11,250,668)	12,616,183

19.	Cash, cash equivalents and short-term investments:
	19.1 Beginning of year	40,655,870	28,039,687
	19.2 End of period (Line 18 plus Line 19.1)	29,405,202	40,655,870

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

1.	Summary of Significant Accounting Policies

No change.

2.	Accounting Changes and Corrections of Errors

Not applicable.

3.	Business Combinations and Goodwill

Not applicable.

4.	Discontinued Operations

Not applicable.

5.	Investments

Not applicable.

6.	Joint Ventures, Partnerships and Limited Liability Companies

Not applicable.

7.	Investment Income

A. No change.

B. The total amount excluded was $ -0-.

8.	Derivative Instruments

Not applicable.

9.	Income Taxes

A.	The components of the net deferred tax asset are as follows:

	September 30, 2007	December 31, 2006
Total of gross deferred tax assets	$16,751,508	$14,294,263
Total of deferred tax liabilities	(610,217)	(171,691)
Net deferred tax assets	16,141,291	14,122,572
Deferred tax asset nonadmitted	(15,351,372)	(12,799,814)
Net admitted deferred tax asset	$789,919	$1,322,758
(Increase) in nonadmitted asset	$(2,551,558)	$(975,957)

B.	The Company does not have any deferred tax liabilities which were not recognized as of September 30, 2007.

C.	The Company had incurred federal and foreign income taxes of $-0- and $169,500 on an alternative minimum basis at September 30, 2007 and December 31, 2006, respectively.

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

The main components of the gross deferred tax assets and deferred tax liabilities are as follows:

	September 30, 2007	December 31, 2006	Change
Deferred tax assets
Unearned premium reserve	$1,518,884	$1,419,191	$99,693
Net operating loss	922,063	598,827	323,236
Contingency reserve	5,243,235	3,709,085	1,534,150
Goodwill	2,025,001	2,170,801	(145,800)
Deferred ceding commission income	6,684,564	6,081,583	602,981
Non-admitted assets	89,096	58,747	30,349
AMT credits	229,500	229,500	-
Other	39,165	26,530	12,635
Total deferred tax assets	$16,751,508	$14,294,264	$2,457,244

Deferred tax liabilities
Unrealized foreign exchange gains	(85,424)	(2,608)	(82,816)
Investments & cash equivalents	(524,793)	(169,084)	(355,709)
Total deferred tax liabilities	(610,217)	(171,692)	(438,525)
Net deferred tax assets	$16,141,291	$14,122,572	2,018,719
Tax effect of unrealized foreign exchange			82,816
Change in net deferred tax benefit			$2,101,535

The change in net deferred income taxes does not reflect the deferred tax asset admissibility test.

D.           Among the more significant book to tax adjustments at September 30, 2007 were the following:

	September 30, 2007	Effective Tax Rate
Loss before taxes	$(520,143)	(35.0)%
Contingency reserve	(1,534,150)	(103.2)%
Disallowed expenses	9,718	0.7%
Nonadmitted assets	(30,349)	(2.0)%
Investments	(1,986)	(0.1)%
Other	(24,625)	(1.7)%
Total	$(2,101,535)	(141.4)%

Change in net deferred income taxes	$(2,101,535)	(141.4)%
Total statutory income taxes	$(2,101,535)	(141.4)%

E.	As of September 30, 2007 the Company had net operating loss carryforward of approximately $2.6 million; of which $2.2 million will expire in 2024 and $0.4 million will expire in 2027.

There are alternative minimum taxes incurred of $229,500 in the current and prior years that will be available for recoupment in the event of future net losses.

F.	The Company’s federal income tax return is consolidated with the following entity:

CIFG Services, Inc.

The method of allocation between the companies is subject to a tax allocation agreement approved by the Board of Directors of CIFG NA and the NYSID. Generally, the allocations are based on separate return calculations. Inter-company tax balances are settled on a periodic basis, no less than annually.

10.	Information Concerning Parent, Subsidiaries and Affiliates

On November 17, 2006, Banque Fédérale des Banques Populaires (“BFBP”) and CNCE combined certain of their operations, through Natexis Banques Populaires (“Natexis”). CNCE contributed CIFG Holding and its subsidiaries, as well as other assets, to Natexis, which was simultaneously renamed “Natixis”. As of September 30, 2007, CNCE and BFBP each owned 34.44% of Natixis, with the remaining 31.12 % owned by the public float (including institutional shareholders). Until November 17, 2006, CIFG Holding was wholly-owned by CNCE.

6.1

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

11.	Debt

Not applicable.

12.	Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

Not applicable.

13.	Capital and Surplus, Dividend Restrictions and Quasi-Reorganizations

A.          No change.

B.           No change.

C.           No change.

D.          No change.

E.           No change.

F.           No change.

G.          No change.

H.          No change.

I.           The portion of unassigned funds (surplus) represented or (reduced) by each item below is as follows:

(1)	unrealized gains and (losses)	$366,494
(2)	nonadmitted asset values	$(15,351,371)
(3)	net deferred income tax	$16,141,292
(4)	contingency reserves	$(14,980,670)
(5)	provision for reinsurance	$-0-

J.           No change.

K.          No change.

L.           No change.

14.	Contingencies

Not applicable

15.	Leases

Not applicable.

16.	Information About Financial Instruments With Off-Balance Sheet Risk And Financial Instruments with Concentrations of Credit Risk

No change.

17.	Sale, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

Not applicable.

18.	Gain or Loss to the Reporting Entity from Uninsured A&H Plans and the Uninsured Portion of Partially Insured Plans

Not applicable.

19.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

Not applicable.

20.	September 11 Events

Not applicable.

6.2

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

21.           Other Items

A.	No change.

B.	No change.

C.
The New York State Insurance Department (NYSID) has recently undertaken a review of the industry practice to record contingency reserves on a net basis specifically in the case where an unauthorized reinsurer has provided appropriate collateral to secure the ceded contingency reserve. Currently, the NYSID has not concluded their review nor have they issued any new statutory guidance on this subject. As a result, the Company will maintain its current treatment of the ceded contingency reserve until the NYSID has concluded their review and issued final statutory guidance, which is expected to be applied prospectively if different than the Company’s current statutory accounting treatment. As of September 30, 2007 the Company has recorded a gross contingency reserve of $113.8 million which is reduced by a ceded contingency reserve of $98.8 million.

D.
As of September 30, 2007 the Company had a net admitted asset of approximately $13.7 million in premiums receivable; the Company routinely assesses the collectibility of the premiums receivable amounts. Management does not believe that any portion of these net premiums receivable at September 30, 2007 is uncollectible.

E.	No change.

22.           Events Subsequent

There were no Type I and Type II events which occurred subsequent to September 30, 2007 that materially affect the Company’s financial condition.

23.           Reinsurance

A.	No change.

B.	No change.

C.	Reinsurance Assumed and Ceded

The following tables summarize assumed and ceded unearned premiums and the related commission equity at September 30, 2007.

	Assumed Reinsurance		Ceded Reinsurance		Net
	Premium	Commission	Premium	Commission	Premium	Commission
	Reserve	Equity	Reserve	Equity	Reserve	Equity
Affiliates	$-	$-	$219,130,751	$65,739,225	$(219,130,751)	$(65,739,225)
All Other	52,076,670	13,275,093	-	-	$52,076,670	13,275,093
	$52,076,670	$13,275,093	$219,130,751	$65,739,225	$(167,054,081)	$(52,464,133)

Direct Unearned Premium Reserve			$208,210,010

The Company is not bound by any contractual arrangements that require the accrual of return commissions based upon loss experience or any other form of profit sharing; the Company has no protected cells at September 30, 2007.

D.	Uncollectible Reinsurance

No change.

E.	Commutation of Ceded Reinsurance

No change.

F.	Retroactive Reinsurance

No change.

G.	Reinsurance Accounted for as a Deposit

No change.

24.           Retrospectively Rated Contracts & Contracts Subject to Redetermination

No change.

6.3

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

25.	Change in Incurred Losses and Loss Adjustment Expenses

There were no changes in the provision for incurred loss and loss adjustment expenses attributable to insured events of prior years.

26.	Intercompany Pooling Arrangements

Not applicable.

27.	Structured Settlements

Not applicable.

28.	Health Care Receivables

Not applicable.

29.	Participating Policies

Not applicable.

30.	Premium Deficiency Reserves

No change.

31.	High Deductibles

Not applicable.

32.	Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment Expenses

The Company discounts the liabilities for unpaid losses and loss adjustment expenses for Financial Guaranty claims.

Financial Guaranty unpaid losses and loss adjustment expenses have been discounted on a nontabular basis using discount rate of 4.5%. The discount rate used is based upon the current yield of the Company's investment portfolio. The amount of discount as of September 30, 2007 was approximately $82 thousand as disclosed in the General Interrogatories Part 2 #4.2.

33.	Asbestos/Environmental Reserves

Not applicable.

34.	Subscriber Savings Accounts

Not applicable.

35.	Multiple Peril Crop Insurance

Not applicable.

6.4

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES
(Responses to these interrogatories should be based on changes that have occurred since the prior year end unless otherwise noted)

PART 1 – COMMON INTERROGATORIES
GENERAL

1.1	Did the reporting entity experience any material transactions requiring the filing of Disclosure of Material Transactions with the State of Domicile, as required by the model act?	Yes ☐	No ☒

1.2	If yes, has the report been filed with the domiciliary state?	Yes ☐	No ☐

2.1	Has any change been made during the year of this statement in the charter, by-laws, articles of incorporation, or deed of settlement of the reporting entity?	Yes ☐	No ☒

2.2	If yes, change of date? If not previously filed, furnish herewith a certified copy of the instrument as amended.

3.	Have there been any substantial changes in the organizational chart since the prior quarter end? If yes, complete the Schedule Y – Part 1 –organizational chart.	Yes ☐	No ☒

4.1	Has the reporting entity been a party to a merger or consolidation during the period covered by this statement?	Yes ☐	No ☒

4.2	If yes, provide the name of entity, NAIC Company Code, and state of domicile (use two letters state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

1	2	3
Name of Entity	NAIC Company Code	State of Domicile

5
If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant changes regarding the terms of the agreement or principals involved?
Yes ☐ No ☒ NA ☐
If yes, attach an explanation.

6.1	State as of what date the latest financial examination of the reporting entity was made or is being made.	12/31/2004

6.2
State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet and not the date the report was completed or released
04/02/2003

6.3
State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or completion date of the examination report and not the date of the examination (balance sheet date)
04/04/2003

6.4	By what department or departments?
New York, Mississippi

7.1
Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended or revoked by any governmental entity during the reporting period?
		Yes ☐	No ☒

7.2	If yes, give full information:

8.1	Is the company a subsidiary of a bank holding company regulated by the Federal Reserve Board?	Yes ☒	No ☐

8.2	If response to 8.1 is yes, please identify the name of the bank holding company.
Natixis

8.3	Is the company affiliated with one or more banks, thrifts or securities firms?	Yes ☒	No ☐

8.4
If response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift Supervision (OTS), the Federal Deposit Insurance Corporation (FDIC) and the Securities Exchange Commission (SEC)] and identify the affiliate's primary federal regulator.]

1	2	3	4	5	6	7
Affiliate Name	Location (City, State)	FRB	OCC	OTS	FDIC	SEC
Natixis Asset Management Advisors, LP	Boston, MA	No	No	No	No	Yes
Natixis Securities North America Inc	New York, NY	No	No	No	No	Yes
Natixis Derivatives Inc	New York, NY	No	No	No	No	Yes
Natixis Banques Populaires	New York, NY	Yes	No	No	No	No
Natixis Banques Populaires	Houston, TX	Yes	No	No	No	No
Natixis Banques Populaires	Miami, FL	Yes	No	No	No	No
Natixis Banques Populaires	Los Angeles, CA	Yes	No	No	No	No
Natixis Banques Populaires	New York, NY	Yes	No	No	No	No
Natixis Bleichroeder, Inc	New York, NY	Yes	No	No	No	No
AEW Capital Management, LP	Boston, MA	No	No	No	No	Yes
AEW Management and Advisors, LP	Boston, MA	No	No	No	No	Yes
Capital Growth Management, LP	Boston, MA	No	No	No	No	Yes
Caspian Capital Management, LLC	Boston, MA	No	No	No	No	Yes
Hansberger Global Investors, Inc	Fort Lauderdale, FL	No	No	No	No	Yes
Harris Alternatives LLC	Chicago, IL	No	No	No	No	Yes
Harris Associates L.P	Chicago, IL	No	No	No	No	Yes
Loomis, Sayles & Company L.P	Boston, MA	No	No	No	No	Yes
Percipio Capital Management, LLC	Cambridge, MA	No	No	No	No	Yes
Reich & Tang Asset Management, LLC	Boston, MA	No	No	No	No	Yes
Vaughan Nelson Investment Management, L.P.	Houston, TX	No	No	No	No	Yes
Westpeak Global Advisors, L.P.	Boulder, CO	No	No	No	No	Yes
AEW Securities Limited Partnership	Boston, MA	No	No	No	No	Yes
Harris Associates Securities, L.P.	Chicago, IL	No	No	No	No	Yes
Loomis Sayles Distributors, L.P.	Boston, MA	No	No	No	No	Yes
Natixis Distributors, L.P.	Boston, MA	No	No	No	No	Yes
Reich & Tang Distributors, Inc.	Boston, MA	No	No	No	No	Yes
Reich & Tang Services, Inc.	Boston, MA	No	No	No	No	Yes
Absolute Asia Asset Management Limited	Singapore,	No	No	No	No	Yes

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES

9.1
Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity subject to a code of ethics, which includes the following standards?
			Yes ☒	No ☐
	(a)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
	(b)	Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;
	(c)	Compliance with applicable governmental laws, rules and regulations;
	(d)	The prompt internal reporting of violations to an appropriate person or persons identified in the code; and
	(e)	Accountability for adherence to the code.

9.11	If the response to 9.1 is No, please explain:

9.2	Has the code of ethics for senior managers been amended?	Yes ☐	No ☒

9.21	If the response to 9.2 is Yes, provide information related to amendment(s).

9.3	Have any provisions of the code of ethics been waived for any of the specified officers?	Yes ☐	No ☒

9.31	If the response to 9.3 is Yes, provide the nature of any waiver(s).

FINANCIAL

10.1	Does the reporting entity report any amounts due from parent, subsidiaries or affiliates on Page 2 of this statement?	Yes ☐	No ☒

10.2	If yes, indicate any amounts receivable from parent included in the Page 2 amount:	$

INVESTMENT

11.1	Has there been any change in the reporting entity's own preferred or common stock?	Yes ☐	No ☒

11.2	If yes, explain:

12.1
Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities lending agreements.)
		Yes ☐	No ☒

12.2	If yes, give full and complete information relating thereto:

13.	Amount of real estate and mortgages held in other invested assets in Schedule BA:		$0

14.	Amount of real estate and mortgages held in short-term investments:		$0

15.1	Does the reporting entity have any investments in parent, subsidiaries and affiliates?	Yes ☐	No ☒

15.2	If yes, please complete the following:

		1	2
		Prior Year-End Book/Adjusted Carrying Value	Current Quarter Book/Adjusted Carrying Value
15.21	Bonds	$0	$0
15.22	Preferred Stock	$0	$0
15.23	Common Stock	$0	$0
15.24	Short-Term Investments	$0	$0
15.25	Mortgage Loans on Real Estate	$0	$0
15.26	All Other	$0	$0
15.27	Total Investment in Parent, Subsidiaries and Affiliates (Subtotal Lines 15.21 to 15.26)	$0	$0
15.28	Total Investment in Parent included in Lines 15.21 to 15.26 above	$0	$0

16.1	Has the reporting entity entered into any hedging transactions reported on Schedule DB?	Yes ☐	No ☒

16.2	If yes, has a comprehensive description of the hedging program been made available to the domiciliary state?	Yes ☐	No ☐
If no, attach a description with this statement.

7.1

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES

17.
Excluding items in Schedule E, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Part 1 - General, Section IV.H - Custodial or Safekeeping Agreements of the NAIC Financial Condition Examiners Handbook?
		Yes ☒	No ☐

17.1	For all agreements that comply with the requirements of the NAIC Financial Condition Examiners Handbook, complete the following:

1	2
Name of Custodian(s)	Custodian Address
Brown Brothers Harriman & Co	140 Broadway, New York, NY 10005-1101

17.2	For all agreements that do not comply with the requirements of the NAIC Financial Condition Examiners Handbook, provide the name, location and a complete explanation:

1	2	3
Name(s)	Location(s)	Complete Explanation(s)

17.3	Have there been any changes, including name changes in the custodian(s) identified in 17.1 during the current quarter?	Yes ☒	No ☐

17.4	If yes, give full and complete information relating thereto:

1	2	3	4
Old Custodian	New Custodian	Date of Change	Reason

17.5
Identify all investment advisors, brokers/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity

1	2	3
Central Registration Depository	Name(s)	Address

18.1	Have all the filing requirements of the Purposes and Procedures Manual of the NAIC Securities Valuation Office been followed?	Yes ☒	No ☐

18.2	If no, list exceptions

7.2

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES
(Responses to these interrogatories should be based on changes that have occurred since the prior year end unless otherwise noted)

PART 2
PROPERTY AND CASUALTY INTERROGATORIES

1.	If the reporting entity is a member of a pooling arrangement, did the agreement or the reporting entity's participation change?	Yes ☐ No  NA ☒

If yes, attach an explanation.

2.
Has the reporting entity reinsured any risk with any other entity and agreed to release such entity from liability, in whole or in part, from any loss that may occur on the risk, or portion thereof, reinsured?
Yes  No 

If yes, attach an explanation.

3.1	Have any of the reporting entity’s primary reinsurance contracts been canceled?	Yes  No 

If yes, give full and complete information thereto.

4.1
Are any of the liabilities for unpaid losses and loss adjustment expenses other than certain workers' compensation tabular reserves (see annual statement instructions pertaining to disclosure of discounting for definition of "tabular reserves") discounted at a rate of interest greater than zero?
Yes  No 

4.2	If yes, complete the following schedule:

			TOTAL DISCOUNT				DISCOUNT TAKEN DURING PERIOD
1	2	3	4	5	6	7	8	9	10	11
Line of Business	Maximum Interest	Discount Rate	Unpaid Losses	Unpaid LAE	IBNR	TOTAL	Unpaid Losses	Unpaid LAE	IBNR	TOTAL
Financial Guaranty		4.500	81,951	547	0	82,498	81,951	547	0	82,498

TOTAL			81,951	547	0	82,498	81,951	547	0	82,498

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE A – VERIFICATION

Real Estate
		1	2
	NONE	Year to Date	Prior Year Ended December 31
1.	Book/adjusted carrying value, December 31 of prior year	0	0
2.	Increase (decrease) by adjustment		0
3.	Cost of acquired		0
4.	Cost of additions to and permanent improvements		0
5.	Total profit (loss) on sales		0
6.	Increase (decrease) by foreign exchange adjustment		0
7.	Amount received on sales		0
8.	Book/adjusted carrying value at end of current period	0	0
9.	Total valuation allowance		0
10.	Subtotal (Lines 8 plus 9)	0	0
11.	Total nonadmitted amounts		0
12.	Statement value, current period (Page 2, real estate lines, Net Admitted Assets column)	0	0

SCHEDULE B – VERIFICATION

Mortgage Loans
		1	2
	NONE	Year to Date	Prior Year Ended December 31
1.	Book value/recorded investment excluding accrued interest on mortgages owned, December 31 of prior year	0	0
2.	Amount loaned during period:
	2.1 Actual cost at time of acquisitions		0
	2.2 Additional investment made after acquisitions		0
3.	Increase (decrease) by adjustment		0
4.	Cost of additions to and permanent improvements		0
5.	Total profit (loss) on sale		0
6.	Amounts paid on account or in full during the period		0
7.	Amortization of premium		0
8.	Increase (decrease) by foreign exchange adjustment		0
9.	Book value/recorded investment excluding accrued interest on mortgages owned at end of current period	0	0
10.	Total valuation allowance		0
11.	Subtotal (Lines 9 plus 10)	0	0
12.	Total nonadmitted amounts		0
13.	Statement value of mortgages owned at end of current period (Page 2, mortgage lines, Net Admitted Assets column)	0	0

SCHEDULE BA – VERIFICATION

Other Invested Assets
		1	2
	NONE	Year to Date	Prior Year Ended December 31
1.	Book/adjusted carrying value of long-term invested assets owned, December 31 of prior year	0	0
2.	Cost of acquisitions during period:
	2.1 Actual cost at time of acquisitions		0
	2.2 Additional investment made after acquisitions
3.	Accrual of discount		0
4.	Increase (decrease) by adjustment		0
5.	Total profit (loss) on sale		0
6.	Amounts paid on account or in full during the period		0
7.	Amortization of premium		0
8.	Increase (decrease) by foreign exchange adjustment		0
9.	Book/adjusted carrying value of long-term invested assets at end of current period	0	0
10.	Total valuation allowance		0
11.	Subtotal (Lines 9 plus 10)	0	0
12.	Total nonadmitted amounts		0
13.	Statement value of long-term invested assets at end of current period (Page 2, Line 7, Column 3)	0	0

SCHEDULE D – VERIFICATION

Bonds and Stocks
		1 Year to Date	2 Prior Year Ended December 31
1.	Book/adjusted carrying value of bonds and stocks, December 31 of prior year	136,241,232	134,345,493
2.	Cost of bonds and stocks acquired	54,603,285	38,299,313
3.	Accrual of discount	177,345	357.332
4.	Increase (decrease) by adjustment	0	0
5.	Increase (decrease) by foreign exchange adjustment	595,719	314,970
6.	Total profit (loss) on disposal	110,026	(4,860)
7.	Consideration for bonds and stocks disposed of	46,994,600	36,472,000
8.	Amortization of premium	337,718	599,016
9.	Book/adjusted carrying value, current period	144,395,289	136,241,232
10.	Total valuation allowance	0	0
11.	Subtotal (Lines 9 plus 10)	144,395,289	136,241,232
12.	Total nonadmitted amounts	0	0
13.	Statement value	144,395,289	136,241,232

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE D – PART 1B
Showing the Acquisitions, Dispositions and Non-Trading Activity
During the Current Quarter for all Bonds and Preferred Stock by Rating Class
	1	2	3	4	5	6	7	8
	Book/Adjusted Carrying Value Beginning of Current Quarter	Acquisitions During Current Quarter	Dispositions During Current Quarter	Non-Trading Activity During Current Quarter	Book/Adjusted Carrying Value End of First Quarter	Book/Adjusted Carrying Value End of Second Quarter	Book/Adjusted Carrying Value End of Third Quarter	Book/Adjusted Carrying Value December 31 Prior Year

BONDS
1. Class 1	168,533,440	204,171,286	201,425,191	432,418	161,490,742	168,533,440	171,711,953	174,899,836
2. Class 2	1,094,097	0	175,000	(3,272)	911,364	1,094,097	915,825	929,153
3. Class 3	0	0	0	0	0	0	0	0
4. Class 4	0	0	0	0	0	0	0	0
5. Class 5	0	0	0	0	0	0	0	0
6. Class 6	0	0	0	0	0	0	0	0
7. Total Bonds	169,627,537	204,171,286	201,600,191	429,146	162,402,106	169,627,537	172,627,778	175,828,989
PREFERRED STOCK
8. Class 1	0	0	0	0	0	0	0	0
9. Class 2	0	0	0	0	0	0	0	0
10. Class 3	0	0	0	0	0	0	0	0
11. Class 4	0	0	0	0	0	0	0	0
12. Class 5	0	0	0	0	0	0	0	0
13. Class 6	0	0	0	0	0	0	0	0
14. Total Preferred Stock	0	0	0	0	0	0	0	0
15. Total Bonds and Preferred Stock	169,627,537	204,171,286	201,600,191	429,146	162,402,106	169,627,537	172,627,778	175,828,989

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE DA - PART 1

Short-Term Investments Owned End of Current Quarter
	1	2	3	4	5
	Book/Adjusted Carrying Value	Par Value	Actual Cost	Interest Collected Year To Date	Paid for Accrued Interest Year To Date
8299999 Totals	518,461	XXX	518,461	18,330	0

SCHEDULE DA - PART 2- VERIFICATION

Short-Term Investments Owned
		1	2
		Year to Date	Prior Year Ended December 31
1.	Book/adjusted carrying value, December 31 of prior year	24,767,755	10,619,744
2.	Cost of short-term investments acquired	37,672,608	90,220,360
3.	Increase (decrease) by adjustment	180,551	620,923
4.	Increase (decrease) by foreign exchange adjustment	(157,836)	454,456
5.	Total profit (loss) on disposal of short-term investments	249,024	(117,566)
6.	Consideration received on disposal of short-term investments	62,193,641	77,030,162
7.	Book/adjusted carrying value, current period	518,461	24,767,755
8.	Total valuation allowance	0	0
9.	Subtotal (Lines 7 plus 8)	518,461	24,767,755
10.	Total nonadmitted amounts	0	0
11.	Statement value (Lines 9 minus 10)	518,461	24,767,755
12.	Income collected during period	606,576	1,361,132
13	Income earned during period	414,896	1,400,681

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

Schedule DB - Part F - Section 1

NONE

Schedule DB - Part F - Section 2

NONE

Schedule F

NONE

12, 13, 14

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE T – EXHIBIT OF PREMIUMS WRITTEN

Current Year to Date – Allocated by States and Territories
				Direct Premiums Written		Direct Losses Paid (Deducting Salvage)		Direct Losses Unpaid
			1	2	3	4	5	6	7
States, etc.			Is Insurer Licensed? (Yes or No)	Current Year To Date	Prior Year To Date	Current Year To Date	Prior Year To Date	Current Year To Date	Prior Year To Date
1.	Alabama	AL	Yes	0	338,234		0		0
2.	Alaska	AK	Yes	116,169	561,413		0		0
3.	Arizona	AZ	Yes	95,963	16,500		0		0
4.	Arkansas	AR	Yes	218,197	613,834		0		0
5.	California	CA	Yes	3,668,870	0		0		0
6.	Colorado	CO	Yes	1,117,140	1,806,656		0		0
7.	Connecticut	CT	Yes	0	0		0		0
8.	Delaware	DE	Yes	0	0		0		0
9.	District of Columbia	DC	Yes	225,001	0		0		0
10.	Florida	FL	Yes	2,949,908	4,858,436		0		0
11.	Georgia	GA	Yes	654,239	271,508		0		0
12.	Hawaii	HI	Yes	106,428	47,000		0		0
13.	Idaho	ID	Yes	14,200	0		0		0
14.	Illinois	IL	Yes	431,245	1,447,374		0		0
15.	Indiana	IN	Yes	41,531	293,982		0		0
16.	Iowa	IA	Yes	350,470	117,600		0		0
17.	Kansas	KS	No	0	0		0		0
18.	Kentucky	KY	Yes	885,948	695,711		0		0
19.	Louisiana	LA	Yes	2,568,273	6,909,521		0		0
20.	Maine	ME	Yes	0	0		0		0
21.	Maryland	MD	Yes	0	4,129,134		0		0
22.	Massachusetts	MA	Yes	325,688	252,655		0		0
23.	Michigan	MI	Yes	2,234,752	529,802		0		0
24.	Minnesota	MN	Yes	227,357	0		0		0
25.	Mississippi	MS	Yes	2,258,876	0		0		0
26.	Missouri	MO	Yes	0	0		0		0
27.	Montana	MT	Yes	25,900	228,968		0		0
28.	Nebraska	NE	Yes	344,640	84,631		0		0
29.	Nevada	NV	Yes	0	2,447,123		0		0
30.	New Hampshire	NH	Yes	0	50,700		0		0
31.	New Jersey	NJ	Yes	117,100	624,567		0		0
32.	New Mexico	NM	Yes	0	1,679,562		0		0
33.	New York	NY	Yes	35,334,953	28,755,748		0	712,784	0
34.	North Carolina	NC	No	0	0		0		0
35.	North Dakota	ND	Yes	14,724	51,400		0		0
36.	Ohio	OH	Yes	255,960	3,599,701		0		0
37.	Oklahoma	OK	Yes	29,446	366,058		0		0
38.	Oregon	OR	Yes	316,465	9,827		0		0
39.	Pennsylvania	PA	Yes	1,391,657	3,513,133		0		0
40.	Rhode Island	RI	Yes	29,700	1,145,498		0		0
41.	South Carolina	SC	Yes	11,300	2,517,315		0		0
42.	South Dakota	SD	Yes	9,600	0		0		0
43.	Tennessee	TN	Yes	0	0		0		0
44.	Texas	TX	Yes	852,711	485,633		0		0
45.	Utah	UT	Yes	127,711	29,338		0		0
46.	Vermont	VT	Yes	0	0		0		0
47.	Virginia	VA	Yes	91,654	192,422		0		0
48.	Washington	WA	Yes	45,900	558,161		0		0
49.	West Virginia	WV	Yes	0	0		0		0
50.	Wisconsin	WI	Yes	329,236	1,219,357		0		0
51.	Wyoming	WY	Yes	0	0		0		0
52.	American Samoa	AS	No	0	0		0		0
53.	Guam	GU	No	0	0		0		0
54.	Puerto Rico	PR	Yes	899,767	5,169,589		0		0
55.	U.S. Virgin Islands	VI	Yes	0	0		0		0
56.	Northern Mariana Islands	MP	No	0	0		0		0
57.	Canada	CN	No	0	0		0		0
58.	Aggregate Other Alien	OT	XXX	0	0	0	0	0	0
59.	Totals		(a) 51	58,718,679	75,618,091	0	0	712,784	0
	DETAILS OF WRITE-INS

5801.			XXX
5802.			XXX
5803.			XXX
5898.	Summary of remaining write-ins for Line 58 from overflow page		XXX
5899.	Totals (Lines 5801 through 5803 plus 5898) (Line 58 above)		XXX

(a) Insert the number of yes responses except for Canada and Other Alien

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE Y – INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING COMPANY GROUP
PART 1 – ORGANIZATIONAL CHART

NONE

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

PART 1 – LOSS EXPERIENCE
		Current Year to Date
		1	2	3	4
Lines of Business		Direct Premiums Earned	Direct Losses Incurred	Direct Loss Percentage	Prior Year to Date Direct Loss Percentage
1.	Fire			0	0
2.	Allied Lines			0	0
3.	Farmowners multiple peril			0	0
4.	Homeowners multiple peril			0	0
5.	Commercial multiple peril			0	0
6.	Mortgage guaranty			0	0
8.	Ocean marine			0	0
9.	Inland marine			0	0
10.	Financial guaranty	40,264,706	712,784	1.8	0
11.1	Medical malpractice - occurrence			0	0
11.2	Medical malpractice - claims-made			0	0
12.	Earthquake			0	0
13.	Group accident and health			0	0
14.	Credit accident and health			0	0
15.	Other accident and health			0	0
16.	Workers’ compensation			0	0
17.1	Other liability - occurrence			0	0
17.2	Other liability - claims-made			0	0
18.1	Products liability - occurrence			0	0
18.2	Products liability - claims-made			0	0
19.1, 19.2	Private passenger auto liability			0	0
19.3, 19.4	Commercial auto liability			0	0
21.	Auto physical damage			0	0
22.	Aircraft (all perils)			0	0
23.	Fidelity			0	0
24.	Surety			0	0
26.	Burglary and theft			0	0
27.	Boiler and machinery			0	0
28.	Credit			0	0
29.	International			0	0
30.	Reinsurance – Nonproportional Assumed Property	XXX	XXX	XXX	XXX
31.	Reinsurance – Nonproportional Assumed Liability	XXX	XXX	XXX	XXX
32.	Reinsurance – Nonproportional Assumed Financial Lines	XXX	XXX	XXX	XXX
33.	Aggregate write-ins for other lines of business	0	0	0.0	0.0
34.	Totals	40,264,706	712,784	1.8	0.0
	DETAILS OF WRITE-INS
3301.
3302.
3303.
3398.	Summary of remaining write-ins for Line 33 from overflow page	0	0	0.0	0.0
3399.	Totals (Lines 3301 thru 3303 plus 3398) (Line 33 above)	0	0	0.0	0.0

PART 2 – DIRECT PREMIUMS WRITTEN
		1	2	3
		Current Quarter	Current Year to Date	Prior Year to Date
1.	Fire	0	0	0
2.	Allied Lines	0	0	0
3.	Farmowners multiple peril	0	0	0
4.	Homeowners multiple peril	0	0	0
5.	Commercial multiple peril	0	0	0
6.	Mortgage guaranty	0	0	0
8.	Ocean marine	0	0	0
9.	Inland marine	0	0	0
10.	Financial guaranty	20,570,735	58,718,679	75,618,091
11.1	Medical malpractice - occurrence	0	0	0
11.2	Medical malpractice - claims-made	0	0	0
12.	Earthquake	0	0	0
13.	Group accident and health	0	0	0
14.	Credit accident and health	0	0	0
15.	Other accident and health	0	0	0
16.	Workers’ compensation	0	0	0
17.1	Other liability - occurrence	0	0	0
17.2	Other liability - claims-made	0	0	0
18.1	Products liability - occurrence	0	0	0
18.2	Products liability - claims-made	0	0	0
19.1, 19.2	Private passenger auto liability	0	0	0
19.3, 19.4	Commercial auto liability	0	0	0
21.	Auto physical damage	0	0	0
22.	Aircraft (all perils)	0	0	0
23.	Fidelity	0	0	0
24.	Surety	0	0	0
26.	Burglary and theft	0	0	0
27.	Boiler and machinery	0	0	0
28.	Credit	0	0	0
29.	International	0	0	0
30.	Reinsurance – Nonproportional Assumed Property	XXX	XXX	XXX
31.	Reinsurance – Nonproportional Assumed Liability	XXX	XXX	XXX
32.	Reinsurance – Nonproportional Assumed Financial Lines	XXX	XXX	XXX
33.	Aggregate write-ins for other lines of business	0	0	0
34.	Totals	20,570,735	58,718,679	75,618,091
	DETAILS OF WRITE-INS
3301.
3302.
3303.
3398.	Summary of remaining write-ins for Line 33 from overflow page	0	0	0
3399.	Totals (Lines 3301 thru 3303 plus 3398) (Line 33 above)	0	0	0

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

PART 3 (000 omitted)

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES SCHEDULE
		1	2	3	4	5	6	7	8	9	10	11		12		13
	Years in Which Losses Occurred	Prior Year-End Known Case Loss and LAE Reserves	Prior Year-End IBNR Loss and LAE Reserves	Total Prior Year-End Loss and LAE Reserves (Cols. 1+2)	2007 Loss and LAE Payments on Claims Unreported as of Prior Year-End	2007 Loss and LAE Payments on Claims Unreported as of Prior Year-End	Total 2007 Loss and LAE Payments (Cols. 4+5)	Q.S. Data Known Case Loss and LAE Reserves on Claims Reported and open as of Prior Year-End	Q.S. Data Known Case Loss and LAE Reserves on Claims Reported or reopened Subsequent to Prior Year-End	Q.S. Data IBNR Loss and LAE Reserves	Total Q.S. Loss and LAE Reserves (Cols. 7+8+9)	Prior Year-End Known Case Loss and LAE Reserve Developed (Savings)/ Deficiency (Cols. 4+7 minus Col. 1)		Prior Year-End IBNR Loss and LAE Reserve Developed (Savings)/ Deficiency (Cols. 5+8+9 minus Col. 2)		Prior Year-End Total Loss and LAE Reserve Developed (Savings)/ Deficiency (Cols. 11+12)
1.	2004 + Prior			0			0				0		0		0		0
2.	2005			0			0				0		0		0		0
3.	Subtotals 2005 + Prior	0	0	0	0	0	0	0	0	0	0		0		0		0
4.	2006			0			0				0		0		0		0
5.	Subtotals 2006 + Prior	0	0	0	0	0	0	0	0	0	0		0		0		0
6.	2007	XXX	XXX	XXX	XXX		0	XXX	76		76	XXX		XXX		XXX
7.	Totals	0	0	0	0	0	0	0	76	0	76		0		0		0
8.	Prior Year-End’s Surplus As Regards Policyholders	103,820										Col. 11, Line 7 As % of Col. 1 Line 7		Col. 12, Line 7 As % of Col. 2 Line 7		Col. 13, Line 7 As % of Col. 3 Line 7
												1.	0.0	2.	0.0	3.	0.0
																Col. 13, Line 7 As a % of Col. 1 Line 8
																4.	0.0

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing.  However, in the event that your company does not transact the type of business for which the special report must be filed, your responses of NO to the specific interrogatory will be accepted in lieu of filing on “NONE” report and a bar code will be printed below.  If the supplement is required of your company but is not being filed for whatever reason enter SEE EXPLANATION and provide an explanation following the interrogatory question.

RESPONSE
1.	Will the Trusteed Surplus Statement be filed with the state of domicile and the NAIC with this statement?	NO
2.	Will Supplement A to Schedule T (Medical Malpractice Supplement) be filed with this statement?	NO
3.	Will the Medicare Part D Coverage Supplement be filed with the state of domicile and the NAIC with this statement?	NO

Explanation:
1.
2.
3.

Bar Code:

1.

2.

3.

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

OVERFLOW PAGE FOR WRITE-INS

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

Schedule A – Part 2

NONE

Schedule A – Part 3

NONE

Schedule B – Part 1

NONE

Schedule B – Part 2

NONE

Schedule BA – Part 1

NONE

Schedule BA – Part 2

NONE

E01, E02, E03

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE D – PART 3

Show All Long-Term Bonds and Stock Acquired by the Company During the Current Quarter
1	2	3	4	5	6	7	8	9	10
CUSIP Identification	Description	Foreign	Date Acquired	Name of Vendor	Number of Shares of Stock	Actual Cost	Per Value	Paid for Accrued Interest and Dividends	NAIC Designation or Market Indicator (a)
3128X5-K8-0	FHLMC 5.4 03/02/2012		09/27/2007			5,019,000	5,000,000	19,500	1FE
31398A-GS-5	FNMA 5.1 09/10/2009		09/27/2007			5,019,850	5,000,000	12,750	1FE
0399999 – Total – Bonds – U.S. Government						10,038,850	10,000,000	32,250	XXX
ED4639-39-6	DBR 4.25 07/04/14	D	08/17/2007	XXX		3,225,958	3,413,160	18,321	1
1099999 – Total – Bonds – U.S. Government						3,225,958	3,413,160	18,321	XXX
6099997 – Total – Bonds – Part 3						13,264,808	13,143,160	50,571	XXX
6099999 – Total – Bonds						13,264,808	13,413,160	50,571	XXX
6599999 – Total – Preferred Stocks						0	XXX	0	XXX
7299999 – Total – Common Stocks						0	XXX	0	XXX
7399999 – Total – Preferred and Common Stocks						0	XXX	0	XXX

7499999 - Totals						13,264,808	XXX	50,571	XXX
(a) For all common stock bearing the NAIC market indicator “U” provide: the number of such issues                                0.

EO4

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

1.	2.	3.	4.	5.	6.	7.	8.	9.	10.	Change in Book/Adjusted Carrying Value					16.	17.	18.	19.	20.	21.	22.
										11.	12.	13.	14.	15.
CUSIP Identification	Description	Foreign	Disposal Date	Name of Purchaser	Number of Shares of Stock	Consideration	Par Value	Actual Cost	Prior Year Book/Adjusted Carrying Value	Unrealized Valuation Increase/ (Decrease)	Current Year’s (Amortization)/ Accretion	Current Year’s Other Than Temporary Impairment Recognized	Total Change in B./A.C.V. (11 + 12 - 13)	Total Foreign Exchange B./A.C.V.	Book/ Adjusted Carrying Value at Disposal Date	Foreign Exchange Gain (Loss) on Disposal	Realized Gain (Loss) on Disposal	Total Gain (Loss) on Disposal	Bond Interest/Stock Dividends Received During Year	Maturity Date	NAIC Designation or Market Indicator (a)
3133XG-VF-8	FHLB 5.125 08/14/13		09/27/2007			10,184,600	10,000,000	10,081,200	0	0	(6,626)	0	(6,626)	0	10,074,574	0	110,026	110,026	318,889	08/14/2013	1FE
912828-DY-3	T 3.625 06/30/07		07/02/2007	PRIOR YEAR INCOME		0	0	0	0	0	0	0	0	0	0	0	0	0	45,313	06/30/2007	1
0399999 - Bonds - U.S. Governments						10,184,600	10,000,000	10,081,200	0	0	(6,626)	0	(6,626)	0	10,074,574	0	110,026	110,026	364,201	XXX	XXX
745181-ZM-2	PRCTRN 5 07/01/2007	F	07/01/2007	MATURITY		25,000	25,000	25,753	25,230	0	(230)	0	(230)	0	25,000	0	0	0	1,250	07/01/2007	2FE
745181-ZN-0	PRCTRN 5 07/01/2007	F	07/01/2007	MATURITY		150,000	150,000	154,266	151,302	0	(1,302)	0	(1,302)	0	150,000	0	0	0	7,500	07/01/2007	2FE
1799999 - Bonds - States, Territories and Possessions						175,000	175,000	180,019	176,531	0	(1,531)	0	(1,531)	0	175,000	0	0	0	8,750	XXX	XXX
6099997 - Bonds - Part 4						10,359,600	10,175,000	10,261,219	176,531	0	(8,157)	0	(8,157)	0	10,249,574	0	110,026	110,026	372,951	XXX	XXX
6099999 - Total - Bonds						10,359,600	10,175,000	10,261,219	176,531	0	(8,157)	0	(8,157)	0	10,249,574	0	110,026	110,026	372,951	XXX	XXX
6599999 - Total - Preferred Stocks						0	XXX	0	0	0	0	0	0	0	0	0	0	0	0	XXX	XXX
7299999 - Total - Common Stocks						0	XXX	0	0	0	0	0	0	0	0	0	0	0	0	XXX	XXX
7399999 - Total - Preferred and Common Stocks						0	XXX	0	0	0	0	0	0	0	0	0	0	0	0	XXX	XXX

7499999 Totals						10,359,600	XXX	10,261,219	176,531	0	(8,157)	0	(8,157)	0	10,249,574	0	110,026	110,026	372,951	XXX	XXX

(a) For all common stock bearing the NAIC market indicator “U” provide: the number of such issues

EO5

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

Schedule DB - Part B - Section 1

NONE

Schedule DB - Part B - Section 1

NONE

Schedule DB - Part C - Section 1

NONE

Schedule DB - Part D - Section 1

NONE

EO6, E07

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE E - PART 1 - CASH

Monthe End Depository Balances
1	2	3	4	5	Book Balance at End of Each Month During Current Quarter			9
					6	7	8

Depository	Code	Rate of Interest	Amount of Interest Received During Current Quarter	Amount of Interest Accrued at Current Statement Date	First Month	Second Month	Third Month	*
Brown Brothers Harriman & Co. New York		4.270			3,092,231	43,186	45,738	XXX
Brown Brothers Harriman & Co.		2.834			7,187	7,205	7,415	XXX
Brown Brothers Harriman & Co.		4.350			0	1,512	1,517	XXX
Brown Brothers Harriman & Co.					0	42,218	105,894	XXX
Brown Brothers Harriman & Co.		3.480			170,064	868,146	937,719	XXX
Brown Brothers Harriman & Co.		4.597			73,337	73,274	74,433	XXX
0199998 Deposits in depositories that do not exceed the allowable limit in any one depository (see Instructions) - Open Depositories	XXX	XXX						XXX
0199999 Totals - Open Depositories	XXX	XXX			3,342,819	1,035,540	1,172,715	XXX

0399999 Total Cash on Deposit	XXX	XXX			3,342,819	1,035,540	1,172,715	XXX
0499999 Cash in Company's Office	XXX	XXX	XXX	XXX				XXX
0599999 Total	XXX	XXX			3,342,819	1,035,540	1,172,715	XXX

EO8

STATEMENT AS OF SEPTEMBER 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE E - PART 2 CASH EQUIVALENTS

Showing Investments Owned End of Current Quarter
1	2	3	4	5	6	7	8
Description	Code	Date Acquired	Rate of Interest	Maturity Date	Book/Adjusted Carrying Value	Amount of Interest Due and Accrued	Gross Investment Income

5460C1XJ9 LDCAI 10/18/07 10/18/2007		10/18/2007	4.913	10/18/2007	4,988,431		2,042
912795A43 B 10/04/07 10/04/2007		10/04/2007	3.304	10/04/2007	9,237,325		6,884
912795A50 B 10/11/07 10/11/2007		10/11/2007	2.903	10/11/2007	13,309,270		4,292
9988239Q3 HSBC 4.63 10/18/07 10/18/2007		10/18/2007	4.630	10/18/2008	179,000	69	69
99C000033 BBH OVERNIGHT - USD		11/01/2005	0.000				4,113

0199999 Total Cash Equivalents					27,714,026	69	17,400

E09